Accounts Receivable (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
IMAC Regeneration Center of St. Louis, LLC [Member]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	2018	2017
	(unaudited)

Gross accounts receivable	$698,884	$545,482
Less: allowance for doubtful accounts and contractual adjustments	477,382	362,418
Accounts receivable, net	$221,502	$183,064

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2017	2016

Gross accounts receivable	$545,482	$741,152
Less: allowance for doubtful accounts and contractual adjustments	362,418	527,700
Accounts receivable, net	$183,064	$213,452